Balance Sheet Components - Schedule of Goodwill and Intangibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross carrying amount	$ 37,087	$ 26,535
Intangible assets, accumulated amortization	(23,032)	(21,005)
Intangible assets, foreign currency translation	142	143
Intangible assets, net carrying amount	14,197	5,673
Goodwill, gross carrying amount	101,413	86,587
Goodwill, foreign currency translation	1,806	1,806
Goodwill, net carrying amount	103,219	88,393	$ 88,393
Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross carrying amount	16,557	8,070
Intangible assets, accumulated amortization	(7,583)	(6,869)
Intangible assets, foreign currency translation	(9)	(9)
Intangible assets, net carrying amount	8,965	1,192
Image library
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross carrying amount	12,028	11,430
Intangible assets, accumulated amortization	(10,610)	(10,203)
Intangible assets, foreign currency translation	104	104
Intangible assets, net carrying amount	1,522	1,331
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross carrying amount	3,951	3,280
Intangible assets, accumulated amortization	(2,161)	(1,615)
Intangible assets, foreign currency translation	8	9
Intangible assets, net carrying amount	1,798	1,674
Trade names and other
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross carrying amount	4,551	3,755
Intangible assets, accumulated amortization	(2,678)	(2,318)
Intangible assets, foreign currency translation	39	39
Intangible assets, net carrying amount	$ 1,912	$ 1,476